Retained Earnings and Accumulated Other Comprehensive Income or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Retained Earnings and Accumulated Other Comprehensive Income or Loss
Schedule of retained earnings

					Net Income
	Legal		Unappropriated		(Loss)		Retained
	Reserve		Earnings		for the Year		Earnings
Balance at January 1, 2023	Ps.	2,139,007		84,202,672		44,712,180		131,053,859
Appropriation of net income relating to 2022		—		44,712,180		(44,712,180)		—
Dividends		—		(1,027,354)		—		(1,027,354)
Sale of repurchased shares		—		(692,062)		—		(692,062)
Cancellation of sale of shares		—		79,196		—		79,196
Share-based compensation		—		748,500		—		748,500
Shares cancellation		—		(1,339,107)		—		(1,339,107)
Net loss attributable to stockholders of the Company		—		—		(8,422,730)		(8,422,730)
Balance at December 31, 2023		2,139,007		126,684,025		(8,422,730)		120,400,302
Spun-off Businesses to Ollamani		(340,623)		(5,560,995)		—		(5,901,618)
Appropriation of net income relating to 2023		—		(8,422,730)		8,422,730		—
Dividends		—		(1,018,954)		—		(1,018,954)
Sale of repurchased shares		—		736,165		—		736,165
Cancellation of sale of shares		—		1,636,187		—		1,636,187
Share-based compensation		—		488,832		—		488,832
Shares cancellation		—		(336,213)		—		(336,213)
Acquisition of non-controlling interests in Sky		—		4,301,921		—		4,301,921
Net loss attributable to stockholders of the Company		—		—		(8,265,520)		(8,265,520)
Balance at December 31, 2024	Ps.	1,798,384	Ps.	118,508,238	Ps.	(8,265,520)	Ps.	112,041,102

Schedule of accumulated other comprehensive income or loss

							Exchange		Remeasurement		Derivative		Share of
					Exercised		Differences on		of Post-		Financial		Income
			Other		Warrants for		Translating		Employment		Instruments		of Associates
	Open-Ended		Equity		Common Stock		Foreign		Benefit		Cash Flow		and Joint		Income
	Fund		Instruments		of UHI (1)		Operations		Obligations		Hedges		Ventures		Taxes		Total
Accumulated at January 1, 2023	Ps.	1,373,185	Ps.	(391,611)	Ps.	(23,602,220)	Ps.	810,294	Ps.	(908,411)	Ps.	407,900	Ps.	4,354,812	Ps.	7,132,173	Ps.	(10,823,878)
Changes in other comprehensive (loss) or income		(741)		(698,903)		—		(711,843)		81,616		(287,536)		4,278,531		(1,704,039)		957,085
Accumulated at December 31, 2023		1,372,444		(1,090,514)		(23,602,220)		98,451		(826,795)		120,364		8,633,343		5,428,134		(9,866,793)
Changes in other comprehensive (loss) or income		(66,098)		(202,208)		—		285,502		(51,684)		1,857,456		(7,061,676)		2,222,726		(3,015,982)
Accumulated at December 31, 2024	Ps.	1,306,346	Ps.	(1,292,722)	Ps.	(23,602,220)	Ps.	383,953	Ps.	(878,479)	Ps.	1,977,820	Ps.	1,571,667	Ps.	7,650,860	Ps.	(12,882,775)

(1)	On December 29, 2020, the Group exercised its former investment in warrants issued by UHI, the predecessor company of TelevisaUnivision, for common stock of UHI.